Dividend Restrictions	12 Months Ended
Dec. 31, 2012
Dividend Restrictions [Abstract]
Dividend Restrictions

Note 13 - Dividend Restrictions

Payment of cash dividends on common stock is conditional on earnings, financial condition, cash needs, capital considerations, the discretion of the Board of Directors, and compliance with regulatory requirements.  State and federal law and regulations impose substantial limitations on the Bank’s ability to pay dividends to the Company.  Under New Jersey law, the Bank is permitted to declare dividends on its common stock only if, after payment of the dividend, the capital stock of the Bank will be unimpaired and either the Bank will have a surplus of not less than 50% of its capital stock or the payment of the dividend will not reduce the Bank’s surplus. During 2012, 2011 and 2010, the Bank paid the Company total dividends of $15,745,000,  $9,611,000,  and $5,334,000 respectively. The Company’s ability to declare dividends is dependent upon the amount of dividends declared by the Bank.